Commitments and Contingencies (Schedule of Operating Leases) (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Lease cost
Operating lease cost	$ 113	$ 592	$ 439	$ 565
Variable lease cost			467	488
Variable lease cost	149	544
Total	$ 262	$ 1,136	$ 906	$ 1,053